SCHEDULE OF LONG-TERM DEBT (Details) - USD ($)																													1 Months Ended
		Jun. 30, 2024		Dec. 31, 2023		Dec. 25, 2023	Nov. 08, 2023	Oct. 31, 2023	Sep. 19, 2023	Jun. 15, 2023	May 19, 2023	Jan. 05, 2023	Dec. 23, 2022	Oct. 15, 2022	Aug. 20, 2022	Aug. 16, 2022	Aug. 15, 2022	Aug. 13, 2022	Aug. 11, 2022	Aug. 10, 2022	Jul. 23, 2022	Jul. 15, 2022	Jun. 05, 2022	May 10, 2022	May 05, 2022	Dec. 10, 2021	Jun. 03, 2019	Feb. 12, 2018	Jun. 30, 2023	May 31, 2024	May 30, 2024	Feb. 23, 2024	Dec. 08, 2023	Dec. 01, 2023	Nov. 30, 2023	Nov. 10, 2023	Oct. 30, 2023	Jul. 17, 2023	Apr. 30, 2023	Apr. 26, 2023	Dec. 31, 2022		Dec. 15, 2022	Sep. 29, 2022	Sep. 28, 2022	May 16, 2022
Short-Term Debt [Line Items]
Long-term debt, current maturities		$ 5,435,232		$ 3,911,446
Long term debt noncurrent maturities		6,168,548		3,174,685
Notes payable, current				3,911,446																																					$ 1,098,158
Notes payable, net of current portion and discounts				3,174,685																																					2,785,531
Total outstanding principal current		6,539,419		3,932,831																																					1,118,605
Total outstanding principal non-current		7,953,755		3,228,010																																					2,858,828
Less: discounts current		(1,104,187)		(21,385)																																					(20,447)
Less: discounts non-current		(1,785,207)		(53,325)																																					(73,297)
Notes payable current				3,381,446																																					1,098,158
Notes payable noncurrent				2,571,215																																					2,785,531
Debt Instrument, Face Amount																																						$ 1,944,000
Titan Holdings 2 [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[1]	326,000		175,000
Long term debt noncurrent maturities	[1]	537,470		603,470
Titan Holdings 2 [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																	$ 175,000			$ 712,470
Debt Instrument, Interest Rate, Effective Percentage																																		13.00%					10.50%
Titan Holdings 5 [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[2]	207,000		40,000
Long term debt noncurrent maturities	[2]
Glen Miller [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities		355,000	[3]	250,000	[3],[4]																																					[4]
Long term debt noncurrent maturities			[3]		[3],[4]																																					[4]
Glen Miller [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities		250,000
Debt Instrument, Face Amount																																$ 55,000					$ 250,000
Jeff Rizzo [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities		108,500	[5]	65,000	[5],[6]																																					[6]
Long term debt noncurrent maturities			[5]		[5],[6]																																					[6]
Jeff Rizzo [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																			$ 65,000
Debt Instrument, Interest Rate, Effective Percentage		10.00%
Charles B Rizzo [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[7]	$ 70,000
Long term debt noncurrent maturities	[7]
Frank Celli [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[8]	200,000
Long term debt noncurrent maturities	[8]
Related Party [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities
Long term debt noncurrent maturities				603,470
Notes payable, net of current portion and discounts		2,897,368		603,470
Notes payable, net of discounts		1,766,500		530,000
Nonrelated Party [Member]
Short-Term Debt [Line Items]
Notes payable, net of current portion and discounts		3,271,180		2,571,215																																					2,785,531
Notes payable, net of discounts		3,668,732		3,381,446																																					1,098,158
Titan Holdings 2 [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[9]			175,000
Long term debt noncurrent maturities	[9]			603,470
Titan Holdings 2 [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																	$ 175,000			$ 712,470
Debt Instrument, Interest Rate, Effective Percentage																																		13.00%					10.50%
Titan Holdings 5 [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[10]			40,000
Long term debt noncurrent maturities	[10]
Keystone [Member]
Short-Term Debt [Line Items]
Notes payable, current	[11]	240,000
Notes payable, net of current portion and discounts	[11]
Michaelson Capital [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities		2,107,090	[12]	2,307,090	[12],[13]																																					[13]
Long term debt noncurrent maturities			[12]		[12],[13]																																					[13]
Michaelson Capital [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Periodic Payment												$ 35,000
Debt Instrument, Interest Rate, Effective Percentage												12.00%
Loanbuilder [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities		47,252	[14]	91,096	[14],[15]																																					[15]
Long term debt noncurrent maturities		101,112	[14]	102,916	[14],[15]																																					[15]
Loanbuilder [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Periodic Payment		1,545		1,545						$ 6,325																			$ 6,325
Individual Notes Payable [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities		25,000	[16]	25,000	[16],[17]																																					[17]
Long term debt noncurrent maturities			[16]		[16],[17]																																					[17]
Individual Notes Payable [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																														$ 25,000
Debt Instrument, Interest Rate, Effective Percentage																																														12.00%
Kabbage Funding Loans [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[18]			9,344
Long term debt noncurrent maturities	[18]
Standard Waste Promissory Note (1) [Member]
Short-Term Debt [Line Items]
Notes payable, current		500,000																													$ 500,000
Notes payable, net of current portion and discounts	[19]
Notes payable, net of discounts	[19]	500,000
Standard Waste Promissory Note (2) [Member]
Short-Term Debt [Line Items]
Notes payable, current			[20]		[20]																									$ 2,359,898
Notes payable, net of current portion and discounts	[20]	2,359,898
WTI Global Inc [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[21]																																								170,000
Long term debt noncurrent maturities	[21]
WTI Global Inc [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																																											$ 170,000
Debt Instrument, Interest Rate, Effective Percentage																																											7.00%
Peoples United [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[22]																																								177,539
Long term debt noncurrent maturities	[22]
Peoples United [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																										$ 354,876
Debt Instrument, Periodic Payment																										$ 16,614
Debt Instrument, Interest Rate, Effective Percentage																										5.75%
Mand T Bank [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[23]			133,072																																					121,927
Long term debt noncurrent maturities	[23]			188,121																																					321,192
Mand T Bank [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Periodic Payment													$ 13,000
Debt Instrument, Interest Rate, Effective Percentage													8.78%
Daimler Truck [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[24]			53,429																																					74,873
Long term debt noncurrent maturities	[24]																																								53,429
Debt Instrument, Interest Rate, Effective Percentage																											6.00%
Daimler Truck [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																											$ 160,601	$ 131,940
Debt Instrument, Periodic Payment																											$ 2,795	$ 2,487
Debt Instrument, Interest Rate, Effective Percentage																												4.95%
Ascentium Capital [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[25]			195,519																																					152,467
Long term debt noncurrent maturities	[25]			612,674																																					587,991
Ascentium Capital [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount						$ 220,202																	$ 311,795	$ 259,646	$ 250,000
Debt Instrument, Periodic Payment						$ 4,742																	$ 5,935	$ 4,753	$ 4,812
Debt Instrument, Interest Rate, Effective Percentage						10.58%																	5.36%	3.75%	5.82%
Balboa Capital [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[26]			42,829																																					38,895
Long term debt noncurrent maturities	[26]			136,604																																					179,433
Balboa Capital [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																		$ 230,482
Debt Instrument, Periodic Payment																		$ 4,860
Debt Instrument, Interest Rate, Effective Percentage																		9.68%
Blue Bridge Financial [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[27]			11,733																																					10,394
Long term debt noncurrent maturities	[27]			39,218																																					50,951
Blue Bridge Financial [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																			$ 64,539
Debt Instrument, Periodic Payment																			$ 1,442
Debt Instrument, Interest Rate, Effective Percentage																			12.18%
Channel Equipment Finance [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[28]			93,818
Long term debt noncurrent maturities	[28]			98,230
Channel Equipment Finance [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount								$ 84,000	$ 123,574
Debt Instrument, Periodic Payment								$ 7,448	$ 3,051
Debt Instrument, Interest Rate, Effective Percentage								56.95%	16.69%
Financial Pacific [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[29]			33,006																																					29,187
Long term debt noncurrent maturities	[29]			100,214																																					133,220
Financial Pacific [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount														$ 95,127								$ 74,841
Debt Instrument, Periodic Payment														$ 1,906								$ 1,585
Debt Instrument, Interest Rate, Effective Percentage														7.49%								9.87%
M 2 Equipment [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[30]			43,099																																					39,527
Long term debt noncurrent maturities	[30]			134,940																																					178,039
M 2 Equipment [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																				$ 230,000
Debt Instrument, Periodic Payment																				$ 4,739
Debt Instrument, Interest Rate, Effective Percentage																				8.68%
Meridian Equipment Finance [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[31]			28,001																																					25,518
Long term debt noncurrent maturities	[31]			85,606
Meridian Equipment [Member]
Short-Term Debt [Line Items]
Long term debt noncurrent maturities	[31]																																								113,606
Meridian Equipment [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																$ 149,076
Debt Instrument, Periodic Payment																$ 3,118
Debt Instrument, Interest Rate, Effective Percentage																9.32%
Navitas [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[32]			39,840																																					36,791
Long term debt noncurrent maturities	[32]			118,883																																					158,723
Navitas [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																					$ 210,000
Debt Instrument, Periodic Payment																					$ 4,257
Debt Instrument, Interest Rate, Effective Percentage																					7.99%
Pawnee Leasing Corp [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[33]			45,910																																					41,480
Long term debt noncurrent maturities	[33]			147,848																																					193,759
Signature Bank [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[34]			79,732																																					73,973
Long term debt noncurrent maturities	[34]			295,189																																					374,921
Trans Lease [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[35]			44,657																																					40,524
Long term debt noncurrent maturities	[35]			112,912																																					157,569
Trans Lease [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount															$ 210,750
Debt Instrument, Periodic Payment															$ 4,838
Debt Instrument, Interest Rate, Effective Percentage															9.75%
Verdant Commercial Credit [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[36]			47,175																																					44,324
Long term debt noncurrent maturities	[36]			122,215																																					169,390
Western Equipment Capital [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[37]			45,016																																					41,186
Long term debt noncurrent maturities	[37]			141,589																																					186,605
Amur Equipment Finance [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[38]			33,465
Long term debt noncurrent maturities	[38]			187,381
Amur Equipment Finance [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount							$ 223,428
Debt Instrument, Periodic Payment							$ 5,215
Debt Instrument, Interest Rate, Effective Percentage							14.14%
Kabbage Loans [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[39]			9,344
Long term debt noncurrent maturities	[39]
Kabbage Loans [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount											$ 77,748																																	$ 120,800	$ 120,800
Debt Instrument, Periodic Payment											$ 35,507
Baxter Credit Union [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[40]
Long term debt noncurrent maturities	[40]
Debt Instrument, Interest Rate, Effective Percentage																																								8.50%
Pawnee [Member] | Titan Trucking LLC [Member]
Short-Term Debt [Line Items]
Debt Instrument, Face Amount																	$ 248,157
Debt Instrument, Periodic Payment																	$ 5,296
Debt Instrument, Interest Rate, Effective Percentage																	10.19%
Collateralized Loans [Member]
Short-Term Debt [Line Items]
Long-term debt, current maturities	[41]	2,353,577		970,301
Long term debt noncurrent maturities	[41]	4,955,275		2,521,624
Debt Instrument, Face Amount		$ 7,300,000		$ 3,491,925

[1]	On April 30, 2023, Titan Trucking signed a promissory note (the “Titan Holdings 2 Note”) with Titan Holdings 2, LLC (“Titan Holdings 2”), a stockholder of the Company. The promissory note matures on March 31, 2028. On November 10, 2023, Titan Trucking and Titan Holdings 2 agreed to a restated promissory note (together the two notes are the “Titan Holdings 2 Note”). The Titan Holdings 2 Note has a principal amount of $712,470. The interest rate was 10.5% for the period of April 30, 2023 through November 30, 2023 and increased to 13.00% commencing on December 1, 2023. Accrued interest is required to be paid on a monthly basis and all outstanding principal owed is due five years commencing after the signing of the restated promissory note. Titan Trucking was also required to make a one-time principal payment of $175,000 on or before December 8, 2023, and because all outstanding interest and principal was not repaid by December 31, 2023, an additional $50,000 penalty charge was added to the outstanding principal owed.
[2]	On December 31, 2023, Titan Trucking and a stockholder of the Company agreed to an informal agreement (the “Titan Holdings 5 Note”) to borrow funds from the stockholder as working capital needs arise. These additional funds are to be repaid as funding becomes available. As of June 30, 2024, Titan had borrowed $170,439 in additional funding.
[3]	On October 30, 2023, Titan Trucking and the Company’s CEO, Glen Miller (“Miller”), agreed to a promissory note for a principal amount of $250,000. The promissory note is non-interest bearing and to be repaid within 30 days of the Company’s receipt of bridge funding. The note also features a provision stating Titan Trucking will pay a 10% late fee in the event repayment is not made by more than 30 days past maturity. The promissory note currently has an outstanding balance of $250,000 and as of June 30, 2024 is in default.
[4]	On October 30, 2023, the Company and its CEO, Glen Miller, agreed to a promissory note for a principal amount of $
[5]	On November 30, 2023, the Company and its COO, Jeff Rizzo (“Rizzo”), agreed to a promissory note for a principal amount of $65,000. The promissory note has an interest rate of 10% and a maturity date of June 30, 2024. The note also features a provision stating the Company will pay a 10% late fee in the event repayment is not made by more than 30 days past maturity.
[6]	On November 30, 2023, the Company and its COO, Jeff Rizzo, agreed to a promissory note for a principal amount of $
[7]	Titan has an informal agreement with Charles B. Rizzo (“C. Rizzo”) to continually borrow from C. Rizzo as working capital needs arise. These additional funds are to be repaid as funding becomes available. As of June 30, 2024, Titan had borrowed $70,000 in additional funding.
[8]	On May 30, 2024, the Company and Frank Celli (“Celli”), agreed to a promissory note for a principal amount of $
[9]	On April 30, 2023, the Company signed a promissory note (the “Titan Holdings 2 Note”) with Titan Holdings 2, LLC (“Titan Holdings 2”), a stockholder of the Company. On November 10, 2023 Titan Trucking and Titan Holdings 2 agreed to a restated promissory note (together the two notes are the “Titan Holdings 2 Note”). The Titan Holdings 2 Note has a principal amount of $
[10]	On December 31, 2023, the Company and a stockholder of the Company agreed to an informal agreement (the “Titan Holdings 5 Note”) to borrow funds from the stockholder as working capital needs arise. These additional funds are to be repaid as funding becomes available. As of December 31, 2023, Titan had borrowed $
[11]	During the six months ended June 30, 2024, there were three note payable agreements executed between the Company and Keystone Capital Partners, LLC for an aggregate amount of $
[12]	On January 5, 2023, the Company completed its asset acquisition of the Recoup Digester Assets and as part of the consideration, assumed the liabilities of a $3,017,090 Secured Promissory Note owed to Michaelson Capital Special Finance Fund II, L.P. (“Michaelson”). The Company and Michaelson agreed to amend and restate the Secured Promissory Note, as well as sign a related Forbearance Agreement (together known as the “Michaelson Note”). The Michaelson Note originally had a 12% per annum interest rate. The Michaelson Note has the following terms: (1) the Company was to make monthly interest payments for the interest amounts owed, (2) the Company was to make monthly principal payments of $35,000, (3) the Company was to make a $250,000 principal repayment due as of December 31, 2023, and (4) the Company was to repay all other outstanding amounts owed by December 31, 2023. The Michaelson Note also includes a provision granting Michaelson a security interest and lien on all of the Company’s assets as collateral.
[13]	On January 5, 2023, the Company completed its asset acquisition of the Recoup Digester Assets and as part of the consideration the Company paid for such assets, the Company assumed the liabilities of a
[14]	Between January 14, 2022 and July 6, 2022, the Company signed four loan agreements with the Loanbuilder Service of Paypal, Inc (the “Loanbuilder Notes”). Three of the four Loanbuilder Notes had entered into settlement agreements prior to May 19, 2023. The remaining note (“Loanbuilder – 3”) was in default on May 19, 2023. On May 19, 2023, the outstanding liabilities owed under all the Loanbuilder Notes was $299,710, inclusive of $50,599 owed due to Loanbuilder – 3.
[15]	Between January 14, 2022 and July 6, 2022, the Company signed four loan agreements with the Loanbuilder service of Paypal, Inc (the “Loanbuilder Notes”). Three of the four Loanbuilder Notes were settled prior to May 19, 2023. The remaining note (“Loanbuilder – 3”) was in default on May 19, 2023. On May 19, 2023, the outstanding liabilities owed due to the Loanbuilder Notes was $
[16]	On May 16, 2022, the Company issued a $25,000 promissory note (the “Individual #1 Note”) with an individual private investor. The Individual Note has an annual interest rate of 12% per annum and matured on December 31, 2023, at which time all principal and accrued interest is owed. The Individual #1 Note is in default and therefor incurs additional interest of 0.5% on all outstanding principal and interest owed.
[17]	On May 16, 2022, the Company issued a $
[18]	On September 28, 2022 and September 29, 2022, the Company agreed to two Kabbage Funding Loan Agreements (together known as the “Kabbage Loans”) owed to American Express National Bank. The Kabbage Loans had an initial principal amount of $120,800 and as of May 19, 2023 had a principal amount of $77,748. Each loan includes a cost of capital interest expense of $4,077 and is to be repaid in nine monthly repayments of $3,658, followed by nine monthly payments of $35,507. As of June 30, 2024 the Kabbage Loans had been fully repaid.
[19]	On May 30, 2024 the Company entered into a promissory note agreement with Dominic and Sharon Campo for $500,000. The note matures on July 15, 2024. The promissory note has an annual interest rate of 13.75% until maturity date and 18% after the maturity. As of June 30, 2024 the outstanding loan balance is $500,000 and has incurred $5,651 of accrued interest expense. The Company incurred debt issuance costs of $245,469 in connection with the execution of this agreement of which $122,734 has been amortized for the six months ending June 30, 2024 (please see Guarantee of Debt above). The debt issuance cost balance as of June 30, 2024 is $122,734. Upon default, a fifteen day “cure period” shall begin. Following the expiration of the cure period, any amounts outstanding shall be immediately due and payable. An additional charge of either $100,000 or 200,000 shares of Series A Preferred Stock shall become due. Subsequent to June 30, 2024, the maturity date of the note had passed and the cure period elapsed. Therefor the note was in default.
[20]	On May 31, 2024 the Company entered into a promissory note agreement with Dominic and Sharon Campo for $
[21]	On December 15, 2022, Titan Trucking entered into a $
[22]	On December 10, 2021, Titan Trucking entered into a collateralized loan agreement for $
[23]	Titan Trucking entered into a collateralized loan on December 23, 2022 with M&T Bank which matures on February 23, 2025. The loan has an interest rate of
[24]	On February 12, 2018, Titan Trucking entered into a collateralized loan agreement with Daimler Trucks for $
[25]	On May 5, 2022, Titan Trucking entered into an equipment financing agreement with Ascentium Capital for $
[26]	On August 13, 2022, Titan Trucking entered into a collateralized loan agreement with Balboa Capital for $
[27]	On August 11, 2022, Titan Trucking entered into an equipment finance agreement with Blue Bridge Financial for $
[28]	On September 19, 2023, Titan Trucking entered into a business advance finance agreement with Channel Equipment Finance for $
[29]	On July 15, 2022, Titan Trucking entered into an equipment financing agreement with Financial Pacific for $
[30]	On August 10, 2022, Titan Trucking entered into an equipment financing agreement with M2 Equipment for $
[31]	On August 16, 2022, Titan Trucking entered into an equipment financing agreement with Meridian for $
[32]	On July 23, 2022, Titan Trucking entered into an equipment financing agreement with Navitas for $
[33]	On August 15, 2022, Titan Trucking entered into an equipment financing agreement with Pawnee Leasing Corp. for $
[34]	On June 22, 2022, Titan Trucking entered into a collateralized loan agreement with Signature Bank for $
[35]	On August 20, 2022, Titan Trucking entered into a collateralized loan agreement with Trans Lease, Inc. for $
[36]	On April 27, 2022, Titan Trucking entered into a collateralized debt agreement with Verdant Commercial Capital for $
[37]	On August 15, 2022, Titan Trucking entered into an equipment financing agreement with Western Equipment Capital for $
[38]	On November 8, 2023, Titan Trucking entered into an equipment financing agreement with Amur Equipment Finance for $
[39]	On September 28, 2022 and September 29, 2022, the Company agreed to two Kabbage Funding Loan Agreements (together known as the “Kabbage Loans”) owed to American Express National Bank. The Kabbage Loans had an initial principal value of $
[40]	The Company signed a revolving loan with Baxter Credit Union, which was renewed on April 26, 2023, with a principal liability of $
[41]	The May 30, 2022 acquisition of Standard included the assumption of approximately $3.3 million of debt obligations associated with the fleet of equipment. The Company also had existing collateralized debt of $3,491,925 outstanding at December 31, 2023. The aggregated debt as of June 30, 2024 has $7.3 million of outstanding principal and is made up of installment notes with a weighted average interest rate of 9.74%, due in monthly installments with final maturities at various dates ranging from August 2024 to December 2030, secured by related equipment. The Company entered into a Guarantee Fee Agreement pursuant to which certain outstanding indebtedness owed by the Company to the sellers of Standard is guaranteed. A total of $1,611,969 of debt issuance costs were recorded in relation to the Guaranty Fee Agreement for the collateralized loans. As of June 30, 2024, collateralized installment loans with an aggregate principal amount of approximately $56,000 had passed their maturity date and were in default.